Property and Equipment, Net - Schedule of Disposal Loss of Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Impairment made for Property and Equipment [Abstract]
Beginning balance	$ 3,159	$ 3,186
Impairment made during the period
Effect of exchange rate differences	(96)	(27)
Ending balance	$ 3,063	$ 3,159